As filed with the Securities and Exchange Commission on December 2, 1997
                                                                File No. 2-67052
                                                               File No. 811-3023


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 53

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 55


                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900


                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005


It is proposed that this filing will become effective:
     __X__    immediately upon filing pursuant to Rule 485, paragraph (b)
     _____    on [ ] pursuant to Rule 485,  paragraph  (b)
     _____    60 days after  filing  pursuant  to Rule  485,  paragraph  (a)(i)
     _____    75 days  after  filing  pursuant  to Rule 485,  paragraph  (a)(ii)
     _____    on [ ] pursuant to Rule  485, paragraph (a)(ii)
     _____    this  post-effective amendment designates a new effective date for a previously filed post-effective  amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 17th day of November, 1997.

                                                  CORE TRUST (DELAWARE)


                                                  By: /s/ John Y. Keffer
                                                     -------------------------
                                                      John Y. Keffer, President

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 17th day of November, 1997.

                      SIGNATURES                                TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer
        --------------------------                             Chairman
              John Y. Keffer                                   and President

(b)      Principal Financial and Accounting Officer

         /s/ Robert B. Campbell                                Treasurer
        --------------------------
              Robert B. Campbell

(c)      A majority of the Trustees

         /s/ John Y. Keffer                                    Trustee
       ---------------------------
              John Y. Keffer

              Costas Azariadis*                                Trustee
              J. Michael Parish*                               Trustee
              James C. Cheng*                                  Trustee

              By: /s/ John Y. Keffer
       ------------------------------
                  John Y. Keffer
                  Attorney in Fact*